Cover	Oct. 01, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	1-31447
Entity Registrant Name	CenterPoint Energy, Inc.
Entity Central Index Key	0001130310
Entity Tax Identification Number	74-0694415
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1111 Louisiana Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNP
Security Exchange Name	NYSE
CenterPoint Energy Resources Corp. [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	1-13265
Entity Registrant Name	CenterPoint Energy Resources Corp.
Entity Central Index Key	0001042773
Entity Tax Identification Number	76-0511406
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1111 Louisiana Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
CenterPoint Energy Resources Corp. [Member] | 6.625% Senior Notes due 2037 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.625% Senior Notes due 2037
Trading Symbol	true
Security Exchange Name	NYSE